Fair Value Measurement (Details) - Schedule of fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Public warrants [Member]
Liabilities:
Public Warrants	$ 49,093,778	$ 5,417,244
Private placement warrants [Member]
Liabilities:
Public Warrants	26,880,161	2,222,649
Level 1 [Member]
Assets:
Marketable securities in Trust Account	$ 27,713,815	$ 175,410,617